Quarterly Holdings Report
for
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2022
SRQ-NPRT3-0123
1.912885.112
Corporate Bonds - 39.0%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		1,712,000	1,527,915
3.375% 8/15/26		2,415,000	1,563,713
			3,091,628
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		368,047	2,434,631
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		635,565	4,204,262
			6,638,893
TOTAL CONVERTIBLE BONDS			9,730,521
Nonconvertible Bonds - 38.5%
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 1.3%
Altice France SA:
5.125% 1/15/29(d)		992,000	781,200
5.125% 7/15/29(d)		975,000	756,337
5.5% 1/15/28(d)		740,000	616,723
5.5% 10/15/29(d)		1,380,000	1,088,369
8.125% 2/1/27(d)		1,200,000	1,142,484
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		1,890,000	1,679,738
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		1,327,000	1,144,113
5.625% 9/15/28(d)		300,000	228,266
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (d)		1,100,000	1,039,500
Consolidated Communications, Inc. 5% 10/1/28 (d)		570,000	430,524
Embarq Corp. 7.995% 6/1/36		795,000	337,740
Frontier Communications Holdings LLC:
5% 5/1/28(d)		515,000	458,350
5.875% 10/15/27(d)		364,000	346,353
5.875% 11/1/29		515,000	411,076
6% 1/15/30(d)		845,000	691,447
8.75% 5/15/30(d)		420,000	434,490
Holdco SASU 6.5% 10/15/26 (d)		1,640,000	1,559,512
Level 3 Financing, Inc.:
3.4% 3/1/27(d)		700,000	597,232
3.625% 1/15/29(d)		807,000	595,889
3.75% 7/15/29(d)		795,000	574,924
4.25% 7/1/28(d)		805,000	630,306
Lumen Technologies, Inc. 4.5% 1/15/29 (d)		1,520,000	1,029,268
Sprint Capital Corp.:
6.875% 11/15/28		840,000	890,072
8.75% 3/15/32		1,100,000	1,315,215
Switch Ltd. 4.125% 6/15/29 (d)		100,000	100,708
Telecom Italia Capital SA:
6% 9/30/34		342,000	264,123
7.2% 7/18/36		353,000	292,602
7.721% 6/4/38		200,000	168,226
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		200,000	179,100
Windstream Escrow LLC 7.75% 8/15/28 (d)		1,285,000	1,124,375
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		780,000	558,691
6.125% 3/1/28(d)		933,000	506,153
			21,973,106
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. 10% 6/15/26 pay-in-kind (d)(e)		452,120	168,962
Cinemark U.S.A., Inc. 5.25% 7/15/28 (d)		1,450,000	1,158,188
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		665,000	600,156
Netflix, Inc. 6.375% 5/15/29		780,000	804,664
Playtika Holding Corp. 4.25% 3/15/29 (d)		605,000	490,758
Roblox Corp. 3.875% 5/1/30 (d)		1,055,000	863,285
			4,086,013
Interactive Media & Services - 0.0%
ZipRecruiter, Inc. 5% 1/15/30 (d)		425,000	347,030

Media - 4.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		1,214,000	950,343
Altice Financing SA:
5% 1/15/28(d)		1,715,000	1,399,234
5.75% 8/15/29(d)		2,945,000	2,408,303
Altice France Holding SA:
6% 2/15/28(d)		3,370,000	2,262,113
10.5% 5/15/27(d)		965,000	762,350
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		2,225,000	1,806,255
4.25% 1/15/34(d)		375,000	292,125
4.5% 8/15/30(d)		2,943,000	2,479,478
4.5% 5/1/32		4,850,000	4,002,535
4.5% 6/1/33(d)		2,750,000	2,182,428
4.75% 3/1/30(d)		732,000	629,317
4.75% 2/1/32(d)		550,000	459,938
5% 2/1/28(d)		1,000,000	919,260
5.375% 6/1/29(d)		1,130,000	1,025,441
6.375% 9/1/29(d)		3,090,000	2,943,967
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29(d)		510,000	378,675
7.75% 4/15/28(d)		995,000	741,329
CSC Holdings LLC:
4.125% 12/1/30(d)		1,152,000	884,160
4.5% 11/15/31(d)		100,000	76,212
4.625% 12/1/30(d)		3,307,000	2,097,159
5.375% 2/1/28(d)		931,000	833,378
5.75% 1/15/30(d)		4,090,000	2,785,290
6.5% 2/1/29(d)		1,530,000	1,394,320
7.5% 4/1/28(d)		1,395,000	1,086,579
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26(d)		6,605,000	1,073,537
6.625% 8/15/27(d)		15,605,000	557,099
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)		675,000	619,367
DISH DBS Corp.:
5% 3/15/23		350,000	347,331
5.125% 6/1/29		2,920,000	1,923,696
5.25% 12/1/26(d)		1,170,000	1,004,445
5.75% 12/1/28(d)		1,110,000	900,266
7.375% 7/1/28		1,670,000	1,231,792
7.75% 7/1/26		2,219,000	1,858,634
DISH Network Corp. 11.75% 11/15/27 (d)		1,164,000	1,196,394
Dolya Holdco 18 DAC 5% 7/15/28 (d)		747,000	640,373
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		1,350,000	1,030,010
Gray Television, Inc. 7% 5/15/27 (d)		700,000	643,244
iHeartCommunications, Inc.:
5.25% 8/15/27(d)		465,000	414,115
8.375% 5/1/27		4,155,000	3,697,950
Lamar Media Corp. 4.875% 1/15/29		897,000	829,043
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)		310,000	293,238
Midas Opco Holdings LLC 5.625% 8/15/29 (d)		1,645,000	1,410,588
News Corp.:
3.875% 5/15/29(d)		375,000	333,281
5.125% 2/15/32(d)		505,000	462,934
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)		500,000	471,460
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		1,197,000	978,787
6.5% 9/15/28(d)		2,890,000	1,559,733
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		995,000	885,550
Sirius XM Radio, Inc.:
4% 7/15/28(d)		2,385,000	2,107,911
4.125% 7/1/30(d)		2,210,000	1,864,842
5.5% 7/1/29(d)		495,000	460,895
TEGNA, Inc. 5% 9/15/29		380,000	355,314
Townsquare Media, Inc. 6.875% 2/1/26 (d)		870,000	807,106
Univision Communications, Inc.:
4.5% 5/1/29(d)		695,000	591,619
5.125% 2/15/25(d)		1,400,000	1,351,000
6.625% 6/1/27(d)		1,955,000	1,905,208
7.375% 6/30/30(d)		740,000	738,535
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		150,000	125,268
VZ Secured Financing BV 5% 1/15/32 (d)		1,190,000	984,725
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		110,000	89,240
Ziggo BV 4.875% 1/15/30 (d)		170,000	144,500
			70,689,219
Wireless Telecommunication Services - 0.4%
Digicel Group Ltd. 6.75% 3/1/23 (d)		7,925,000	3,011,500
Digicel International Finance Ltd. / Digicel International Holdings Ltd. 8% 12/31/26 (d)		1,250,000	631,250
Intelsat Jackson Holdings SA:
5.5% 8/1/23(c)(f)		3,685,000	0
6.5% 3/15/30(d)		3,175,000	2,921,000
8.5% 10/15/24(c)(d)(f)		7,200,000	1
9.75% 7/15/25(c)(d)(f)		50,000	0
Millicom International Cellular SA:
4.5% 4/27/31(d)		235,000	192,201
5.125% 1/15/28(d)		36,000	32,490
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)		865,000	265,988
			7,054,430
TOTAL COMMUNICATION SERVICES			104,149,798

CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.7%
Adient Global Holdings Ltd. 4.875% 8/15/26 (d)		1,225,000	1,128,348
Albion Financing 1 SARL 6.125% 10/15/26 (d)		605,000	536,363
Albion Financing 2 SARL 8.75% 4/15/27 (d)		370,000	314,457
American Axle & Manufacturing, Inc. 6.25% 3/15/26		225,000	213,101
Cooper Standard Auto, Inc. 5.625% 11/15/26 (d)		50,000	20,905
Dana, Inc.:
4.25% 9/1/30		1,275,000	1,020,024
5.625% 6/15/28		1,565,000	1,439,800
Dornoch Debt Merger Sub, Inc. 6.625% 10/15/29 (d)		580,000	385,971
Gates Global LLC/Gates Global Co. 6.25% 1/15/26 (d)		480,000	462,821
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		346,000	304,380
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. 8.5% 5/15/27 (d)		1,750,000	1,712,562
Patrick Industries, Inc.:
4.75% 5/1/29(d)		650,000	510,250
7.5% 10/15/27(d)		175,000	166,572
The Goodyear Tire & Rubber Co.:
5% 7/15/29		420,000	365,400
5.25% 4/30/31		1,150,000	983,250
5.25% 7/15/31		1,620,000	1,387,789
5.625% 4/30/33		270,000	230,175
			11,182,168
Automobiles - 0.7%
Ford Motor Co.:
4.75% 1/15/43		3,613,000	2,673,404
5.291% 12/8/46		400,000	316,012
6.1% 8/19/32		3,405,000	3,268,038
9.625% 4/22/30		700,000	809,501
PM General Purchaser LLC 9.5% 10/1/28 (d)		880,000	771,948
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(g)(h)		3,840,000	3,705,600
			11,544,503
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		1,115,000	1,036,950
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		675,000	641,798
Service Corp. International:
4% 5/15/31		605,000	518,358
5.125% 6/1/29		460,000	435,705
Sotheby's 7.375% 10/15/27 (d)		605,000	589,267
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		640,000	599,885
			3,821,963
Hotels, Restaurants & Leisure - 2.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)		809,000	681,307
Affinity Gaming LLC 6.875% 12/15/27 (d)		645,000	553,307
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		650,000	544,375
8.125% 7/1/27(d)		2,795,000	2,805,621
Carnival Corp.:
5.75% 3/1/27(d)		700,000	527,069
6% 5/1/29(d)		790,000	559,403
6.65% 1/15/28		110,000	72,875
7.625% 3/1/26(d)		2,465,000	2,076,763
10.5% 6/1/30(d)		785,000	672,070
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (d)		475,000	333,863
CCM Merger, Inc. 6.375% 5/1/26 (d)		1,450,000	1,342,309
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		1,110,000	1,029,669
Cedar Fair LP 5.25% 7/15/29		420,000	366,902
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		405,000	387,441
Cirsa Finance International SARL:
4.5% 3/15/27(d)	EUR	515,000	463,347
10.375% 11/30/27(d)	EUR	100,000	107,702
Dave & Buster's, Inc. 7.625% 11/1/25 (d)		700,000	703,441
Everi Holdings, Inc. 5% 7/15/29 (d)		250,000	216,582
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		2,055,000	1,730,927
Garden SpinCo Corp. 8.625% 7/20/30 (d)		115,000	122,089
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		486,000	481,140
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		1,750,000	1,440,793
3.75% 5/1/29(d)		300,000	266,223
4% 5/1/31(d)		410,000	344,878
International Game Technology PLC:
5.25% 1/15/29(d)		660,000	621,542
6.25% 1/15/27(d)		1,610,000	1,599,938
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		665,000	598,500
Marriott International, Inc. 5.75% 5/1/25		8,000	8,130
MGM China Holdings Ltd.:
4.75% 2/1/27(d)		505,000	442,027
5.375% 5/15/24(d)		400,000	386,272
5.875% 5/15/26(d)		315,000	289,013
MGM Resorts International:
4.75% 10/15/28		1,973,000	1,745,671
5.5% 4/15/27		384,000	361,717
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (d)		1,815,000	1,567,271
NCL Corp. Ltd.:
5.875% 3/15/26(d)		440,000	360,924
5.875% 2/15/27(d)		730,000	649,941
7.75% 2/15/29(d)		1,020,000	816,000
NCL Finance Ltd. 6.125% 3/15/28 (d)		395,000	304,418
Penn Entertainment, Inc. 5.625% 1/15/27 (d)		1,650,000	1,521,282
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		485,000	388,000
5.875% 9/1/31(d)		2,085,000	1,588,520
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		640,000	526,174
5.375% 7/15/27(d)		720,000	596,593
5.5% 8/31/26(d)		1,270,000	1,101,725
5.5% 4/1/28(d)		1,350,000	1,101,938
8.25% 1/15/29(d)		450,000	453,094
9.25% 1/15/29(d)		675,000	691,038
11.625% 8/15/27(d)		625,000	635,938
Sands China Ltd.:
4.875% 6/18/30		200,000	171,000
5.9% 8/8/28		885,000	816,413
Scientific Games Corp. 7.25% 11/15/29 (d)		2,200,000	2,154,642
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		1,175,000	1,012,556
Six Flags Entertainment Corp. 5.5% 4/15/27 (d)		275,000	248,309
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		505,000	475,032
Viking Cruises Ltd. 5.875% 9/15/27 (d)		330,000	276,788
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		845,000	676,000
Voc Escrow Ltd. 5% 2/15/28 (d)		630,000	542,984
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		215,000	192,266
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		540,000	494,694
Wynn Macau Ltd.:
5.125% 12/15/29(d)		875,000	697,813
5.5% 1/15/26(d)		745,000	670,500
5.5% 10/1/27(d)		2,265,000	1,919,588
5.625% 8/26/28(d)		200,000	166,000
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29(d)		475,000	412,826
7.75% 4/15/25(d)		479,000	480,015
Yum! Brands, Inc.:
4.625% 1/31/32		430,000	378,367
5.35% 11/1/43		845,000	678,113
6.875% 11/15/37		1,170,000	1,153,533
			49,803,201
Household Durables - 0.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(d)		400,000	313,707
4.625% 4/1/30(d)		1,000,000	770,000
6.625% 1/15/28(d)		25,000	22,180
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27		125,000	109,250
7.25% 10/15/29		2,900,000	2,552,772
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(d)		1,079,000	850,284
6.25% 9/15/27(d)		1,088,000	968,299
Castle UK Finco PLC:
3 month EURIBOR + 5.250% 7.234% 5/15/28(d)(g)(h)	EUR	150,000	117,988
7% 5/15/29(d)	GBP	295,000	248,173
Century Communities, Inc.:
3.875% 8/15/29(d)		25,000	20,175
6.75% 6/1/27		300,000	290,919
KB Home:
4% 6/15/31		750,000	598,418
4.8% 11/15/29		875,000	756,875
M/I Homes, Inc. 4.95% 2/1/28		1,335,000	1,161,415
STL Holding Co. LLC 7.5% 2/15/26 (d)		1,250,000	1,090,625
SWF Escrow Issuer Corp. 6.5% 10/1/29 (d)		1,925,000	1,133,344
TopBuild Corp. 4.125% 2/15/32 (d)		625,000	500,187
TRI Pointe Homes, Inc. 5.7% 6/15/28		1,080,000	974,308
			12,478,919
Internet & Direct Marketing Retail - 0.3%
Match Group Holdings II LLC:
3.625% 10/1/31(d)		375,000	286,564
4.125% 8/1/30(d)		1,419,000	1,184,865
4.625% 6/1/28(d)		500,000	447,200
5% 12/15/27(d)		175,000	162,623
5.625% 2/15/29(d)		160,000	147,098
Millennium Escrow Corp. 6.625% 8/1/26 (d)		545,000	392,400
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		3,014,000	2,290,640
Uber Technologies, Inc. 8% 11/1/26 (d)		765,000	773,709
			5,685,099
Leisure Products - 0.1%
Mattel, Inc.:
3.375% 4/1/26(d)		60,000	55,099
3.75% 4/1/29(d)		570,000	499,132
Vista Outdoor, Inc. 4.5% 3/15/29 (d)		570,000	433,200
			987,431
Multiline Retail - 0.1%
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (d)		765,000	706,011
Nordstrom, Inc.:
4.25% 8/1/31		740,000	574,640
4.375% 4/1/30		495,000	397,458
			1,678,109
Specialty Retail - 0.8%
At Home Group, Inc.:
4.875% 7/15/28(d)		250,000	181,875
7.125% 7/15/29(d)		1,405,000	821,925
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		780,000	730,220
6.694% 1/15/27		300,000	291,406
6.95% 3/1/33		440,000	381,606
7.5% 6/15/29		230,000	230,767
Carvana Co.:
4.875% 9/1/29(d)		545,000	182,122
5.5% 4/15/27(d)		440,000	157,920
5.875% 10/1/28(d)		240,000	84,228
Foot Locker, Inc. 4% 10/1/29 (d)		1,020,000	841,051
Gap, Inc.:
3.625% 10/1/29(d)		146,000	112,164
3.875% 10/1/31(d)		1,325,000	1,000,375
Jaguar Land Rover Automotive PLC:
5.875% 1/15/28(d)		845,000	650,650
7.75% 10/15/25(d)		550,000	499,835
LBM Acquisition LLC 6.25% 1/15/29 (d)		1,090,000	750,807
LCM Investments Holdings 4.875% 5/1/29 (d)		1,310,000	1,095,291
Metis Merger Sub LLC 6.5% 5/15/29 (d)		2,285,000	1,881,698
Michaels Companies, Inc. 7.875% 5/1/29 (d)		220,000	130,075
Park River Holdings, Inc.:
5.625% 2/1/29(d)		1,750,000	1,194,375
6.75% 8/1/29(d)		150,000	102,500
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)		1,000,000	925,000
Sally Holdings LLC 5.625% 12/1/25		400,000	382,906
Specialty Building Products Holdings LLC 6.375% 9/30/26 (d)		665,000	549,393
			13,178,189
Textiles, Apparel & Luxury Goods - 0.3%
ASP Unifrax Holdings, Inc. 5.25% 9/30/28 (d)		625,000	515,766
Hanesbrands, Inc. 4.875% 5/15/26 (d)		650,000	591,500
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		745,000	606,654
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,115,000	914,759
The William Carter Co. 5.625% 3/15/27 (d)		200,000	191,799
Wolverine World Wide, Inc. 4% 8/15/29 (d)		3,270,000	2,419,800
			5,240,278
TOTAL CONSUMER DISCRETIONARY			115,599,860

CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		575,000	496,892
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		1,440,000	1,120,730
			1,617,622
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		1,100,000	916,325
4.875% 2/15/30(d)		1,105,000	985,925
5.875% 2/15/28(d)		100,000	95,622
C&S Group Enterprises LLC 5% 12/15/28 (d)		1,385,000	1,028,382
Iceland Bondco PLC 4.625% 3/15/25 (Reg. S)	GBP	510,000	508,646
New Albertsons LP 7.45% 8/1/29		260,000	262,165
Performance Food Group, Inc. 5.5% 10/15/27 (d)		124,000	119,660
U.S. Foods, Inc.:
4.625% 6/1/30(d)		370,000	328,342
4.75% 2/15/29(d)		285,000	253,969
			4,499,036
Food Products - 0.3%
B&G Foods, Inc. 5.25% 9/15/27		1,415,000	1,138,226
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28(d)		100,000	88,108
7.5% 4/15/25(d)		310,000	303,013
Darling Ingredients, Inc. 6% 6/15/30 (d)		895,000	872,795
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		905,000	800,364
4.375% 1/31/32(d)		350,000	309,792
Post Holdings, Inc.:
4.5% 9/15/31(d)		875,000	745,693
4.625% 4/15/30(d)		474,000	415,864
5.5% 12/15/29(d)		239,000	219,513
			4,893,368
Household Products - 0.1%
Diamond BC BV 4.625% 10/1/29 (d)		640,000	482,490
Energizer Holdings, Inc.:
4.375% 3/31/29(d)		25,000	21,268
4.75% 6/15/28(d)		559,000	487,414
Spectrum Brands Holdings, Inc. 5.5% 7/15/30 (d)		10,000	8,564
			999,736
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (d)		780,000	753,550

Tobacco - 0.0%
Vector Group Ltd. 5.75% 2/1/29 (d)		781,000	678,353

TOTAL CONSUMER STAPLES			13,441,665

ENERGY - 4.8%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (d)		505,000	488,588
Nabors Industries Ltd. 7.5% 1/15/28 (d)		605,000	552,559
Nabors Industries, Inc.:
5.75% 2/1/25		2,000,000	1,920,000
7.375% 5/15/27(d)		75,000	72,938
NuStar Logistics LP 5.75% 10/1/25		90,000	87,525
Precision Drilling Corp.:
6.875% 1/15/29(d)		25,000	23,621
7.125% 1/15/26(d)		825,000	807,791
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		507,513	494,363
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		232,400	225,428
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		373,766	370,144
Transocean, Inc.:
7.5% 1/15/26(d)		36,000	30,181
8% 2/1/27(d)		75,000	61,313
11.5% 1/30/27(d)		500,000	503,750
			5,638,201
Oil, Gas & Consumable Fuels - 4.5%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (d)		1,565,000	1,557,051
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		21,000	19,373
5.75% 1/15/28(d)		800,000	756,000
Antero Resources Corp.:
5.375% 3/1/30(d)		1,075,000	1,007,216
7.625% 2/1/29(d)		140,000	142,848
Apache Corp. 4.25% 1/15/30		290,000	260,611
Ascent Resources - Utica LLC/ARU Finance Corp. 7% 11/1/26 (d)		411,000	402,883
Athabasca Oil Corp. 9.75% 11/1/26 (d)		791,000	847,609
Cheniere Energy Partners LP:
3.25% 1/31/32		385,000	313,294
4% 3/1/31		1,010,000	882,488
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		500,000	480,000
6.75% 4/15/29(d)		2,685,000	2,661,506
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		511,000	499,475
7% 6/15/25(d)		1,785,000	1,758,787
CNX Resources Corp.:
7.25% 3/14/27(d)		771,000	768,109
7.375% 1/15/31(d)		115,000	115,062
Colgate Energy Partners III LLC:
5.875% 7/1/29(d)		670,000	616,400
7.75% 2/15/26(d)		25,000	24,783
Comstock Resources, Inc.:
5.875% 1/15/30(d)		1,435,000	1,322,137
6.75% 3/1/29(d)		1,220,000	1,191,513
Coronado Finance Pty Ltd. 10.75% 5/15/26 (d)		820,000	850,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		979,000	921,208
5.75% 4/1/25		318,000	310,011
6% 2/1/29(d)		855,000	788,738
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(d)		1,000,000	920,650
5.625% 10/15/25(d)		60,000	58,575
CVR Energy, Inc.:
5.25% 2/15/25(d)		374,000	358,486
5.75% 2/15/28(d)		652,000	586,565
DCP Midstream Operating LP:
5.625% 7/15/27		10,000	9,960
6.75% 9/15/37(d)		590,000	604,420
8.125% 8/16/30		570,000	632,251
Delek Logistics Partners LP 7.125% 6/1/28 (d)		665,000	616,043
DT Midstream, Inc. 4.125% 6/15/29 (d)		485,000	427,334
Ecopetrol SA:
5.875% 5/28/45		380,000	260,538
6.875% 4/29/30		585,000	522,990
EG Global Finance PLC:
6.25% 10/30/25 (Reg. S)	EUR	100,000	91,053
6.75% 2/7/25(d)		1,280,000	1,164,800
8.5% 10/30/25(d)		1,364,000	1,301,706
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		1,990,000	1,958,558
EnLink Midstream LLC 5.625% 1/15/28 (d)		390,000	380,250
EQM Midstream Partners LP:
6% 7/1/25(d)		25,000	24,500
6.5% 7/1/27(d)		760,000	737,200
7.5% 6/1/27(d)		410,000	414,350
7.5% 6/1/30(d)		410,000	413,581
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		323,000	293,284
7% 8/1/27		387,000	366,683
Golar LNG Ltd. 7% 10/20/25 (d)		635,000	599,400
Gulfport Energy Corp. 8% 5/17/26 (d)		405,000	403,692
Harvest Midstream I LP 7.5% 9/1/28 (d)		240,000	229,800
Hess Midstream Partners LP 5.125% 6/15/28 (d)		620,000	583,705
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(d)		290,000	265,657
6% 4/15/30(d)		275,000	252,871
6% 2/1/31(d)		1,255,000	1,153,132
6.25% 11/1/28(d)		2,290,000	2,180,796
6.25% 4/15/32(d)		375,000	344,063
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		335,000	305,239
Independence Energy Finance LLC 7.25% 5/1/26 (d)		1,190,000	1,148,755
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)		1,845,000	1,785,038
MEG Energy Corp.:
5.875% 2/1/29(d)		531,000	503,919
7.125% 2/1/27(d)		452,000	459,318
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(f)		3,242,000	0
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		275,000	224,994
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		3,035,000	2,933,191
6.75% 9/15/25(d)		2,759,000	2,694,798
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		2,180,000	1,969,013
Occidental Petroleum Corp.:
6.125% 1/1/31		655,000	664,560
6.2% 3/15/40		940,000	918,822
6.375% 9/1/28		340,000	345,950
6.45% 9/15/36		10,000	10,025
7.5% 5/1/31		1,315,000	1,426,775
7.875% 9/15/31		700,000	766,500
7.95% 6/15/39		1,225,000	1,322,678
8.875% 7/15/30		1,155,000	1,323,919
Parkland Corp.:
4.5% 10/1/29(d)		250,000	210,625
4.625% 5/1/30(d)		575,000	482,138
Petroleos Mexicanos:
6.625% 6/15/35		800,000	562,480
7.69% 1/23/50		665,000	452,666
Range Resources Corp.:
4.75% 2/15/30(d)		1,260,000	1,130,812
8.25% 1/15/29		260,000	271,250
Rockcliff Energy II LLC 5.5% 10/15/29 (d)		640,000	587,200
Rockies Express Pipeline LLC:
4.8% 5/15/30(d)		100,000	85,053
4.95% 7/15/29(d)		520,000	467,591
6.875% 4/15/40(d)		135,000	112,050
7.5% 7/15/38(d)		1,550,000	1,398,916
SM Energy Co. 5.625% 6/1/25		395,000	384,271
Southwestern Energy Co.:
4.75% 2/1/32		1,665,000	1,455,675
5.375% 3/15/30		925,000	869,685
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		585,000	506,544
4.5% 4/30/30		850,000	737,469
5.875% 3/15/28		140,000	133,342
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		603,000	547,223
6% 3/1/27(d)		2,410,000	2,291,030
6% 12/31/30(d)		2,840,000	2,570,172
6% 9/1/31(d)		2,035,000	1,813,694
7.5% 10/1/25(d)		620,000	627,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29		540,000	554,774
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		430,000	371,413
4.125% 8/15/31(d)		1,570,000	1,354,125
Vermilion Energy, Inc. 6.875% 5/1/30 (d)		785,000	724,764
			76,160,951
TOTAL ENERGY			81,799,152

FINANCIALS - 3.1%
Capital Markets - 0.5%
AssuredPartners, Inc. 5.625% 1/15/29 (d)		290,000	246,500
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		300,000	255,000
Coinbase Global, Inc.:
3.375% 10/1/28(d)		1,200,000	701,376
3.625% 10/1/31(d)		900,000	486,000
Hightower Holding LLC 6.75% 4/15/29 (d)		805,000	667,711
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		1,100,000	965,723
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)		1,100,000	914,881
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		454,000	295,100
LPL Holdings, Inc.:
4% 3/15/29(d)		530,000	462,338
4.375% 5/15/31(d)		240,000	206,331
MSCI, Inc.:
3.25% 8/15/33(d)		1,165,000	915,260
3.625% 9/1/30(d)		385,000	323,256
4% 11/15/29(d)		555,000	490,082
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(d)		695,000	569,900
7.875% 5/1/27(d)		1,120,000	1,015,000
			8,514,458
Consumer Finance - 1.0%
Bread Financial Holdings, Inc. 4.75% 12/15/24 (d)		450,000	391,370
Cobra AcquisitionCo LLC 6.375% 11/1/29 (d)		630,000	422,100
Ford Motor Credit Co. LLC:
2.9% 2/10/29		670,000	548,938
3.625% 6/17/31		200,000	164,159
3.815% 11/2/27		330,000	295,614
4% 11/13/30		95,000	80,356
4.95% 5/28/27		1,200,000	1,135,644
7.35% 11/4/27		1,170,000	1,214,331
goeasy Ltd. 4.375% 5/1/26 (d)		725,000	636,376
LFS Topco LLC 5.875% 10/15/26 (d)		775,000	620,014
Navient Corp.:
4.875% 3/15/28		630,000	514,266
5% 3/15/27		950,000	830,052
5.5% 3/15/29		1,845,000	1,505,636
6.75% 6/15/26		385,000	366,882
OneMain Finance Corp.:
3.5% 1/15/27		1,130,000	925,396
3.875% 9/15/28		1,990,000	1,578,866
4% 9/15/30		300,000	225,298
5.375% 11/15/29		1,495,000	1,248,624
6.625% 1/15/28		1,751,000	1,610,045
6.875% 3/15/25		350,000	339,953
7.125% 3/15/26		1,025,000	993,015
PROG Holdings, Inc. 6% 11/15/29 (d)		1,000,000	871,140
SLM Corp. 4.2% 10/29/25		495,000	454,163
			16,972,238
Diversified Financial Services - 0.8%
Altus Midstream LP 5.875% 6/15/30 (d)		1,740,000	1,635,095
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		70,000	66,738
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		1,045,000	879,106
5.25% 5/15/27		1,106,000	1,014,755
6.25% 5/15/26		1,695,000	1,659,507
MidCap Financial Issuer Trust:
5.625% 1/15/30(d)		465,000	371,498
6.5% 5/1/28(d)		1,020,000	889,950
MPH Acquisition Holdings LLC 5.5% 9/1/28 (d)		400,000	319,508
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (d)		665,000	538,091
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (d)		775,000	651,948
United Shore Financial Services LLC:
5.5% 4/15/29(d)		525,000	434,438
5.75% 6/15/27(d)		740,000	654,900
Venator Finance SARL/Venator Capital Management Ltd.:
5.75% 7/15/25(d)		625,000	215,625
9.5% 7/1/25(d)		825,000	604,313
Verscend Escrow Corp. 9.75% 8/15/26 (d)		1,490,000	1,490,343
VMED O2 UK Financing I PLC:
4.25% 1/31/31(d)		127,000	101,949
4.75% 7/15/31(d)		1,850,000	1,537,073
			13,064,837
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc. 10.125% 8/1/26 (d)		1,440,000	1,405,235
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		879,000	791,100
5.875% 11/1/29(d)		620,000	529,189
6.75% 10/15/27(d)		1,351,000	1,244,399
AmWINS Group, Inc. 4.875% 6/30/29 (d)		680,000	587,610
GTCR AP Finance, Inc. 8% 5/15/27 (d)		795,000	767,062
HUB International Ltd.:
5.625% 12/1/29(d)		695,000	608,563
7% 5/1/26(d)		900,000	891,054
Ryan Specialty Group LLC 4.375% 2/1/30 (d)		390,000	333,450
			7,157,662
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.:
3.75% 12/31/24(d)		10,000	9,450
4.375% 1/15/27(d)		765,000	684,415
			693,865
Thrifts & Mortgage Finance - 0.3%
Enact Holdings, Inc. 6.5% 8/15/25 (d)		1,626,000	1,580,846
Freedom Mortgage Corp. 7.625% 5/1/26 (d)		225,000	193,500
Home Point Capital, Inc. 5% 2/1/26 (d)		690,000	415,815
LD Holdings Group LLC 6.125% 4/1/28 (d)		1,400,000	707,000
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30(d)		415,000	323,536
5.5% 8/15/28(d)		768,000	644,027
PennyMac Financial Services, Inc.:
4.25% 2/15/29(d)		1,315,000	1,029,566
5.375% 10/15/25(d)		430,000	392,960
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (d)		500,000	367,500
			5,654,750
TOTAL FINANCIALS			52,057,810

HEALTH CARE - 3.4%
Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		997,000	448,650
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		720,000	605,074
			1,053,724
Health Care Equipment & Supplies - 0.6%
AdaptHealth LLC:
4.625% 8/1/29(d)		1,713,000	1,429,900
5.125% 3/1/30(d)		440,000	373,962
Avantor Funding, Inc.:
3.875% 11/1/29(d)		310,000	265,825
4.625% 7/15/28(d)		1,475,000	1,357,000
Embecta Corp.:
5% 2/15/30(d)		1,450,000	1,243,375
6.75% 2/15/30(d)		25,000	22,828
Hologic, Inc.:
3.25% 2/15/29(d)		785,000	689,709
4.625% 2/1/28(d)		110,000	105,312
Mozart Borrower LP:
3.875% 4/1/29(d)		353,000	303,495
5.25% 10/1/29(d)		5,735,000	4,674,025
Teleflex, Inc. 4.25% 6/1/28 (d)		270,000	250,695
			10,716,126
Health Care Providers & Services - 1.9%
180 Medical, Inc. 3.875% 10/15/29 (d)		480,000	407,956
AMN Healthcare 4% 4/15/29 (d)		1,122,000	984,387
Cano Health, Inc. 6.25% 10/1/28 (d)		550,000	277,750
Community Health Systems, Inc.:
4.75% 2/15/31(d)		710,000	520,210
5.25% 5/15/30(d)		2,245,000	1,712,037
5.625% 3/15/27(d)		515,000	437,127
6% 1/15/29(d)		990,000	825,997
6.125% 4/1/30(d)		2,260,000	1,152,600
6.875% 4/15/29(d)		865,000	462,775
8% 3/15/26(d)		245,000	226,108
8% 12/15/27(d)		1,030,000	912,276
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		2,325,000	1,708,875
4.625% 6/1/30(d)		2,482,000	2,009,129
HealthEquity, Inc. 4.5% 10/1/29 (d)		240,000	210,264
LifePoint Health, Inc. 4.375% 2/15/27 (d)		425,000	352,307
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		435,000	365,792
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		605,000	520,300
4.375% 6/15/28(d)		590,000	541,372
Option Care Health, Inc. 4.375% 10/31/29 (d)		1,190,000	1,013,050
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)		600,000	506,286
Prime Healthcare Services 7.25% 11/1/25 (d)		1,550,000	1,323,762
Radiology Partners, Inc. 9.25% 2/1/28 (d)		440,000	264,219
Regionalcare Hospital Partners 9.75% 12/1/26 (d)		1,523,000	1,226,076
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (d)		1,150,000	674,625
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		495,000	414,481
Select Medical Corp. 6.25% 8/15/26 (d)		855,000	827,520
Tenet Healthcare Corp.:
4.25% 6/1/29(d)		3,425,000	2,971,804
4.375% 1/15/30(d)		1,550,000	1,350,159
4.625% 6/15/28(d)		1,714,000	1,534,063
6.125% 10/1/28(d)		2,530,000	2,232,725
6.125% 6/15/30(d)		1,955,000	1,852,519
6.25% 2/1/27(d)		845,000	809,468
6.875% 11/15/31		990,000	866,250
			31,494,269
Health Care Technology - 0.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		1,465,000	1,097,141
IQVIA, Inc. 5% 10/15/26 (d)		400,000	385,000
			1,482,141
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		625,000	543,826
4.25% 5/1/28(d)		70,000	63,875
			607,701
Pharmaceuticals - 0.7%
1375209 BC Ltd. 9% 1/30/28 (d)		250,000	245,625
Bausch Health Companies, Inc.:
5% 1/30/28(d)		3,350,000	1,371,054
5.25% 1/30/30(d)		3,247,000	1,352,157
6.25% 2/15/29(d)		2,210,000	923,405
9% 12/15/25(d)		100,000	72,000
11% 9/30/28(d)		443,000	340,003
14% 10/15/30(d)		87,000	48,268
Catalent Pharma Solutions:
3.5% 4/1/30(d)		475,000	387,125
5% 7/15/27(d)		360,000	342,990
Jazz Securities DAC 4.375% 1/15/29 (d)		425,000	385,696
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		590,000	530,988
5.125% 4/30/31(d)		1,685,000	1,495,286
Teva Pharmaceutical Finance Netherlands III BV:
5.125% 5/9/29		1,585,000	1,422,149
6.75% 3/1/28		1,145,000	1,127,041
7.125% 1/31/25		965,000	966,930
Valeant Pharmaceuticals International, Inc.:
8.5% 1/31/27(d)		154,000	73,938
9.25% 4/1/26(d)		949,000	615,373
			11,700,028
TOTAL HEALTH CARE			57,053,989

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.0%
Bombardier, Inc.:
7.5% 12/1/24(d)		2,740,000	2,753,700
7.5% 3/15/25(d)		3,365,000	3,370,048
7.875% 4/15/27(d)		844,000	824,656
BWX Technologies, Inc. 4.125% 6/30/28 (d)		695,000	618,550
Maxar Technologies, Inc. 7.75% 6/15/27 (d)		915,000	899,152
Spirit Aerosystems, Inc.:
7.5% 4/15/25(d)		425,000	420,431
9.375% 11/30/29(d)		270,000	284,175
The Boeing Co.:
5.805% 5/1/50		800,000	754,763
5.93% 5/1/60		625,000	580,089
TransDigm, Inc.:
4.625% 1/15/29		950,000	835,877
5.5% 11/15/27		2,254,000	2,124,395
6.25% 3/15/26(d)		2,625,000	2,612,243
6.375% 6/15/26		405,000	397,763
7.5% 3/15/27		700,000	701,750
			17,177,592
Airlines - 0.5%
American Airlines, Inc. 11.75% 7/15/25 (d)		2,310,000	2,565,331
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(d)		660,000	640,080
5.75% 4/20/29(d)		2,870,000	2,671,825
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		250,000	236,935
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		218,500	217,405
United Airlines, Inc.:
4.375% 4/15/26(d)		725,000	674,993
4.625% 4/15/29(d)		1,330,000	1,183,989
			8,190,558
Building Products - 0.5%
Advanced Drain Systems, Inc.:
5% 9/30/27(d)		40,000	37,283
6.375% 6/15/30(d)		300,000	288,705
APi Group DE, Inc. 4.75% 10/15/29 (d)		25,000	21,456
BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27 pay-in-kind (d)(g)		175,000	115,335
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		575,000	466,130
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (d)		900,000	607,185
Griffon Corp. 5.75% 3/1/28		600,000	558,090
Jeld-Wen, Inc. 4.625% 12/15/25 (d)		450,000	381,375
Masonite International Corp. 3.5% 2/15/30 (d)		400,000	311,877
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		500,000	410,000
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (d)		840,000	760,200
PGT Innovations, Inc. 4.375% 10/1/29 (d)		885,000	745,418
Shea Homes Ltd. Partnership/Corp. 4.75% 2/15/28		1,200,000	1,032,000
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (d)		2,670,000	2,189,400
			7,924,454
Commercial Services & Supplies - 1.2%
ACCO Brands Corp. 4.25% 3/15/29 (d)		910,000	760,223
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(d)		1,125,000	806,418
6.625% 7/15/26(d)		1,764,000	1,675,800
9.75% 7/15/27(d)		1,060,000	956,544
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		1,185,000	1,005,016
4.625% 6/1/28(d)		1,015,000	853,869
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		1,314,000	1,039,676
CoreCivic, Inc.:
4.75% 10/15/27		225,000	188,869
8.25% 4/15/26		1,660,000	1,695,771
Covanta Holding Corp. 4.875% 12/1/29 (d)		435,000	367,575
GFL Environmental, Inc.:
4.375% 8/15/29(d)		700,000	600,670
4.75% 6/15/29(d)		1,365,000	1,195,508
5.125% 12/15/26(d)		90,000	86,666
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		515,000	450,566
Madison IAQ LLC:
4.125% 6/30/28(d)		2,000,000	1,729,580
5.875% 6/30/29(d)		1,710,000	1,264,938
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		1,230,000	1,184,527
PowerTeam Services LLC 9.033% 12/4/25 (d)		275,000	228,784
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
5.75% 4/15/26(d)		630,000	623,700
6.25% 1/15/28(d)		900,000	837,000
Staples, Inc.:
7.5% 4/15/26(d)		1,125,000	1,003,652
10.75% 4/15/27(d)		425,000	310,722
Stericycle, Inc.:
3.875% 1/15/29(d)		690,000	600,300
5.375% 7/15/24(d)		155,000	153,202
The GEO Group, Inc. 9.5% 12/31/28 (d)		650,000	615,561
Verde Bidco SpA 4.625% 10/1/26 (d)	EUR	215,000	191,009
			20,426,146
Construction & Engineering - 0.4%
Amsted Industries, Inc. 4.625% 5/15/30 (d)		965,000	815,425
Cloud Crane LLC 10.125% 8/1/24 (d)		1,812,000	1,740,935
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		525,000	423,096
Pike Corp. 5.5% 9/1/28 (d)		1,349,000	1,205,116
Railworks Holdings LP 8.25% 11/15/28 (d)		640,000	593,600
SRS Distribution, Inc.:
4.625% 7/1/28(d)		395,000	353,012
6% 12/1/29(d)		1,905,000	1,560,451
			6,691,635
Electrical Equipment - 0.1%
Sensata Technologies BV:
4% 4/15/29(d)		760,000	660,919
5.875% 9/1/30(d)		785,000	745,463
Wesco Distribution, Inc. 7.25% 6/15/28 (d)		15,000	15,196
			1,421,578
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)		360,000	294,334

Machinery - 0.3%
Hillenbrand, Inc.:
3.75% 3/1/31		590,000	479,375
5% 9/15/26(g)		25,000	23,905
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,700,000	1,462,282
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		335,000	337,817
Terex Corp. 5% 5/15/29 (d)		435,000	393,323
Titan International, Inc. 7% 4/30/28		25,000	23,914
Vertical Holdco GmbH 7.625% 7/15/28 (d)		1,891,000	1,569,530
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		1,435,000	1,302,291
			5,592,437
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (d)		645,000	496,560

Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		620,000	553,350
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		570,000	513,707
TriNet Group, Inc. 3.5% 3/1/29 (d)		800,000	665,000
			1,732,057
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75% 4/1/28 (d)		525,000	461,213
Hertz Corp.:
4.625% 12/1/26(d)		125,000	108,434
5% 12/1/29(d)		800,000	634,864
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (d)		585,000	568,404
XPO Escrow Sub LLC 7.5% 11/15/27 (d)		125,000	126,875
			1,899,790
Trading Companies & Distributors - 0.4%
Alta Equipment Group, Inc. 5.625% 4/15/26 (d)		500,000	440,751
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (d)		1,050,000	913,532
Foundation Building Materials, Inc. 6% 3/1/29 (d)		900,000	671,717
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		2,805,000	2,425,736
United Rentals North America, Inc.:
3.75% 1/15/32		500,000	414,914
3.875% 2/15/31		945,000	812,993
4% 7/15/30		877,000	760,798
4.875% 1/15/28		525,000	503,507
			6,943,948
Transportation Infrastructure - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		490,000	406,700

TOTAL INDUSTRIALS			79,197,789

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.3%
CommScope, Inc.:
4.75% 9/1/29(d)		645,000	543,193
6% 3/1/26(d)		170,000	164,468
7.125% 7/1/28(d)		430,000	333,250
8.25% 3/1/27(d)		340,000	291,858
Hughes Satellite Systems Corp. 6.625% 8/1/26		1,155,000	1,073,763
ViaSat, Inc.:
5.625% 9/15/25(d)		1,025,000	952,399
5.625% 4/15/27(d)		1,090,000	1,001,743
Viavi Solutions, Inc. 3.75% 10/1/29 (d)		455,000	375,375
			4,736,049
Electronic Equipment & Components - 0.2%
Coherent Corp. 5% 12/15/29 (d)		845,000	745,713
Likewize Corp. 9.75% 10/15/25 (d)		1,310,000	1,195,850
TTM Technologies, Inc. 4% 3/1/29 (d)		935,000	793,200
			2,734,763
IT Services - 0.6%
Acuris Finance U.S. 5% 5/1/28 (d)		785,000	637,813
Arches Buyer, Inc. 4.25% 6/1/28 (d)		695,000	571,742
Condor Merger Sub, Inc. 7.375% 2/15/30 (d)		1,565,000	1,282,222
Gartner, Inc.:
3.625% 6/15/29(d)		1,434,000	1,256,021
3.75% 10/1/30(d)		585,000	506,025
4.5% 7/1/28(d)		910,000	856,692
GCI LLC 4.75% 10/15/28 (d)		720,000	616,846
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		650,000	549,301
5.25% 12/1/27(d)		340,000	322,227
Presidio Holdings, Inc. 8.25% 2/1/28 (d)		845,000	756,248
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		475,000	325,541
5.375% 12/1/28(d)		2,495,000	1,137,643
Sabre GLBL, Inc.:
7.375% 9/1/25(d)		240,000	228,600
9.25% 4/15/25(d)		495,000	493,763
11.25% 12/15/27(d)(i)		235,000	240,875
Twilio, Inc. 3.875% 3/15/31		745,000	604,448
			10,386,007
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.:
2.45% 2/15/31(d)		265,000	209,076
2.6% 2/15/33(d)		280,000	211,571
Entegris Escrow Corp.:
4.75% 4/15/29(d)		1,015,000	918,661
5.95% 6/15/30(d)		3,120,000	2,914,233
Entegris, Inc. 3.625% 5/1/29 (d)		175,000	145,250
			4,398,791
Software - 0.8%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		1,685,000	1,514,394
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		840,000	823,200
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		1,920,000	1,852,790
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		930,000	835,865
4.875% 7/1/29(d)		685,000	586,531
Elastic NV 4.125% 7/15/29 (d)		725,000	589,375
Fair Isaac Corp.:
4% 6/15/28(d)		1,545,000	1,413,675
5.25% 5/15/26(d)		575,000	569,914
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		405,000	330,265
MicroStrategy, Inc. 6.125% 6/15/28 (d)		865,000	639,797
NCR Corp.:
5.125% 4/15/29(d)		1,425,000	1,225,799
5.25% 10/1/30(d)		155,000	130,733
5.75% 9/1/27(d)		85,000	82,663
NortonLifeLock, Inc.:
6.75% 9/30/27(d)		765,000	768,297
7.125% 9/30/30(d)		745,000	751,020
Open Text Corp. 3.875% 2/15/28 (d)		550,000	463,898
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		235,000	190,301
4.125% 12/1/31(d)		265,000	205,667
Picard Midco, Inc. 6.5% 3/31/29 (d)		560,000	489,099
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% 2/1/29 (d)		804,000	679,115
			14,142,398
TOTAL INFORMATION TECHNOLOGY			36,398,008

MATERIALS - 3.3%
Chemicals - 1.4%
Avient Corp. 7.125% 8/1/30 (d)		700,000	683,410
CVR Partners LP 6.125% 6/15/28 (d)		1,140,000	1,029,340
Element Solutions, Inc. 3.875% 9/1/28 (d)		427,000	364,940
Gpd Companies, Inc. 10.125% 4/1/26 (d)		545,000	467,338
GrafTech Finance, Inc. 4.625% 12/15/28 (d)		625,000	521,094
Invictus U.S. Newco LLC 5% 10/30/29 (d)		950,000	760,000
Iris Holding, Inc. 10% 12/15/28 (d)		675,000	588,422
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		430,000	392,005
7% 12/31/27(d)		2,160,000	1,792,800
LSB Industries, Inc. 6.25% 10/15/28 (d)		935,000	873,215
Methanex Corp.:
5.125% 10/15/27		1,041,000	955,118
5.25% 12/15/29		565,000	504,624
5.65% 12/1/44		347,000	260,250
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		615,000	512,756
4.875% 6/1/24(d)		230,000	223,819
5% 5/1/25(d)		200,000	188,238
5.25% 6/1/27(d)		685,000	614,840
Nufarm Australia Ltd. 5% 1/27/30 (d)		510,000	436,688
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		780,000	631,964
6.25% 10/1/29(d)		805,000	580,840
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (d)		755,000	687,080
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		405,000	339,285
The Chemours Co. LLC:
4.625% 11/15/29(d)		1,585,000	1,275,925
5.375% 5/15/27		215,000	194,575
5.75% 11/15/28(d)		795,000	698,221
The Scotts Miracle-Gro Co. 4% 4/1/31		1,425,000	1,083,000
TPC Group, Inc.:
10.5% 8/1/24(d)(f)		4,960,000	2,976,000
10.875% 8/1/24(c)(d)(f)		911,763	948,234
Tronox, Inc. 4.625% 3/15/29 (d)		1,090,000	877,657
Univar Solutions U.S.A., Inc. 5.125% 12/1/27 (d)		720,000	692,431
Valvoline, Inc. 4.25% 2/15/30 (d)		129,000	125,376
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		1,670,000	1,376,815
			23,656,300
Construction Materials - 0.2%
Eco Material Technologies, Inc. 7.875% 1/31/27 (d)		550,000	523,050
Smyrna Ready Mix LLC 6% 11/1/28 (d)		1,513,000	1,346,570
Summit Materials LLC/Summit Materials Finance Corp. 6.5% 3/15/27 (d)		1,000,000	975,097
White Cap Buyer LLC 6.875% 10/15/28 (d)		675,000	581,822
			3,426,539
Containers & Packaging - 0.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(g)		1,463,279	1,082,826
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(d)		935,000	748,000
6% 6/15/27(d)		1,230,000	1,200,738
Ball Corp. 6.875% 3/15/28		950,000	982,519
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		220,000	211,961
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		870,000	735,512
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		550,000	466,906
Intelligent Packaging Holdco I 9% 1/15/26 pay-in-kind (d)(g)		1,066,000	746,211
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		937,000	753,211
Owens-Brockway Glass Container, Inc. 6.375% 8/15/25 (d)		650,000	621,266
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (d)		375,000	328,125
Sealed Air Corp.:
5% 4/15/29(d)		1,020,000	948,600
6.875% 7/15/33(d)		425,000	416,356
Trident Holdings, Inc.:
6.625% 11/1/25(d)		75,000	64,512
9.25% 8/1/24(d)		450,000	429,863
TriMas Corp. 4.125% 4/15/29 (d)		75,000	63,938
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		344,000	321,627
8.5% 8/15/27(d)		957,000	895,967
			11,018,138
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 6.125% 5/15/28 (d)		580,000	563,046
Arconic Corp. 6.125% 2/15/28 (d)		980,000	920,171
ATI, Inc.:
4.875% 10/1/29		330,000	281,302
5.125% 10/1/31		495,000	418,036
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		1,456,000	1,398,797
Commercial Metals Co. 4.125% 1/15/30		360,000	309,797
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		210,000	198,036
Eldorado Gold Corp. 6.25% 9/1/29 (d)		580,000	482,125
ERO Copper Corp. 6.5% 2/15/30 (d)		1,600,000	1,233,000
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		1,685,000	1,655,828
6.875% 10/15/27(d)		335,000	317,774
7.5% 4/1/25(d)		206,000	203,013
FMG Resources Pty Ltd.:
4.5% 9/15/27(d)		210,000	192,150
5.875% 4/15/30(d)		725,000	678,999
Freeport-McMoRan, Inc. 5.45% 3/15/43		330,000	295,865
Hecla Mining Co. 7.25% 2/15/28		1,850,000	1,804,408
HudBay Minerals, Inc.:
4.5% 4/1/26(d)		675,000	611,311
6.125% 4/1/29(d)		1,624,000	1,453,800
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		310,000	261,755
4.625% 3/1/28(d)		479,000	421,237
Mineral Resources Ltd. 8.5% 5/1/30 (d)		345,000	349,628
New Gold, Inc. 7.5% 7/15/27 (d)		320,000	283,600
Novelis Corp. 4.75% 1/30/30 (d)		755,000	671,269
PMHC II, Inc. 9% 2/15/30 (d)		765,000	573,750
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		740,000	648,055
			16,226,752
Paper & Forest Products - 0.2%
Glatfelter Corp. 4.75% 11/15/29 (d)		625,000	407,813
LABL, Inc.:
5.875% 11/1/28(d)		400,000	353,453
8.25% 11/1/29(d)		1,475,000	1,204,411
SPA Holdings 3 OY 4.875% 2/4/28 (d)		775,000	631,447
			2,597,124
TOTAL MATERIALS			56,924,853

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		675,000	576,653
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29(d)		950,000	769,823
5.75% 2/1/27		660,000	607,200
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		1,255,000	884,775
4.625% 8/1/29		430,000	338,186
5% 10/15/27		1,520,000	1,297,776
5.25% 8/1/26		450,000	402,665
Park Intermediate Holdings LLC 4.875% 5/15/29 (d)		565,000	483,843
RHP Hotel Properties LP/RHP Finance Corp. 4.5% 2/15/29 (d)		560,000	489,763
SBA Communications Corp. 3.125% 2/1/29		640,000	534,308
Senior Housing Properties Trust:
4.375% 3/1/31		1,225,000	853,029
4.75% 5/1/24		825,000	721,032
9.75% 6/15/25		1,028,000	990,685
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		1,680,000	1,403,153
6.5% 2/15/29(d)		3,980,000	2,915,350
Uniti Group, Inc.:
6% 1/15/30(d)		1,425,000	1,028,195
7.875% 2/15/25(d)		2,380,000	2,390,003
VICI Properties LP / VICI Note Co. 4.5% 1/15/28 (d)		1,475,000	1,349,510
			18,035,949
Real Estate Management & Development - 0.8%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		1,450,000	1,384,881
Five Point Operation Co. LP 7.875% 11/15/25 (d)		1,369,000	1,163,650
Forestar Group, Inc. 3.85% 5/15/26 (d)		1,375,000	1,214,084
Howard Hughes Corp.:
4.125% 2/1/29(d)		920,000	758,660
4.375% 2/1/31(d)		1,783,000	1,464,289
5.375% 8/1/28(d)		1,730,000	1,564,456
Hunt Companies, Inc. 5.25% 4/15/29 (d)		1,175,000	974,509
Kennedy-Wilson, Inc. 4.75% 2/1/30		440,000	348,700
Mattamy Group Corp. 4.625% 3/1/30 (d)		2,150,000	1,770,493
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (d)		2,838,000	2,477,517
			13,121,239
TOTAL REAL ESTATE			31,157,188

UTILITIES - 1.7%
Electric Utilities - 0.9%
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		725,000	614,213
4.75% 3/15/28(d)		265,000	244,797
NRG Energy, Inc.:
3.375% 2/15/29(d)		195,000	162,017
3.625% 2/15/31(d)		1,475,000	1,179,484
3.875% 2/15/32(d)		500,000	401,948
5.25% 6/15/29(d)		1,597,000	1,471,883
Pattern Energy Operations LP 4.5% 8/15/28 (d)		220,000	197,421
PG&E Corp.:
5% 7/1/28		1,310,000	1,208,619
5.25% 7/1/30		5,220,000	4,726,632
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		1,725,000	1,516,919
5% 7/31/27(d)		1,377,000	1,292,554
5.625% 2/15/27(d)		2,072,000	2,004,563
			15,021,050
Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		298,000	284,292
5.875% 8/20/26		375,000	357,188
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26(d)		755,000	694,600
5.875% 4/1/29(d)		1,575,000	1,326,209
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5% 6/1/31(d)		800,000	684,115
5.875% 3/1/27		175,000	165,584
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,380,000	1,178,452
			4,690,440
Independent Power and Renewable Electricity Producers - 0.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		715,000	630,290
Calpine Corp.:
4.5% 2/15/28(d)		615,000	562,573
5% 2/1/31(d)		685,000	592,173
5.125% 3/15/28(d)		7,074,000	6,335,833
TransAlta Corp. 7.75% 11/15/29		205,000	210,638
			8,331,507
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		515,000	507,275

TOTAL UTILITIES			28,550,272

TOTAL NONCONVERTIBLE BONDS			656,330,384
TOTAL CORPORATE BONDS (Cost $777,266,824)			666,060,905

U.S. Treasury Obligations - 2.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.7% to 4.12% 3/23/23 (j)(k)	700,000	690,804
U.S. Treasury Notes:
2.5% 3/31/27	26,310,000	24,845,479
2.625% 5/31/27	10,130,000	9,614,399
2.75% 4/30/27	2,175,000	2,075,086
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,603,243)		37,225,768

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022, 0% 11/1/43 (g) (Cost $1,068,271)	1,961,452	892,461

Common Stocks - 0.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Intelsat Emergence SA (c)	104,500	5,046,305
Intelsat Jackson Holdings SA:
Series A rights (c)(l)	10,942	95,961
Series B rights (c)(l)	10,942	353,755
		5,496,021
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Jonah Energy Parent LLC (c)(l)	29,131	1,822,727
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.	21,570	2,232,495
Mesquite Energy, Inc. (c)(l)	46,770	2,892,746
		5,125,241
TOTAL ENERGY		6,947,968
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Avantor, Inc. (l)	26,612	592,915
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
TE Connectivity Ltd.	2,300	290,076
IT Services - 0.0%
GTT Communications, Inc. rights (c)(l)	106,083	106,083
TOTAL INFORMATION TECHNOLOGY		396,159
MATERIALS - 0.0%
Chemicals - 0.0%
TPC Group, Inc. rights (c)(l)	2,592,104	26
Metals & Mining - 0.0%
Constellium NV (l)	41,600	517,920
TOTAL MATERIALS		517,946
UTILITIES - 0.1%
Gas Utilities - 0.1%
Ferrellgas Partners LP Class B	5,547	888,907
TOTAL COMMON STOCKS (Cost $7,751,272)		14,839,916

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 6.50%	12,400	615,908
Life Sciences Tools & Services - 0.1%
Danaher Corp. Series B, 5.00%	625	877,959
TOTAL HEALTH CARE		1,493,867
UTILITIES - 0.1%
Electric Utilities - 0.1%
American Electric Power Co., Inc. 6.125%	8,050	423,108
NextEra Energy, Inc. 5.279%	16,050	820,958
		1,244,066
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,583,771)		2,737,933

Bank Loan Obligations - 3.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Media - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 11.8939% 5/25/26 (g)(h)(m)	1,643,874	1,547,707
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.1439% 8/24/26 (g)(h)(m)	1,711,180	270,589
		1,818,296
Wireless Telecommunication Services - 0.1%
Xplornet Communications, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 10/1/28 (h)(m)(n)	1,581,023	1,284,581
2LN, term loan 1 month U.S. LIBOR + 7.000% 9/30/29 (c)(h)(m)(n)	325,000	243,750
		1,528,331
TOTAL COMMUNICATION SERVICES		3,346,627
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4567% 7/21/28 (g)(h)(m)	3,116,450	2,921,672
Household Durables - 0.1%
Sunset Debt Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9/17/28 (h)(m)(n)	1,711,400	1,336,312
Internet & Direct Marketing Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 3/5/28 (g)(h)(m)	442,764	424,943
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (g)(h)(m)	1,094,421	939,210
TOTAL CONSUMER DISCRETIONARY		5,622,137
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Ascent Resources - Utica LLC/ARU Finance Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 11/1/25 (h)(m)(n)	3,503,000	3,692,758
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (g)(h)(m)	1,644,191	1,498,532
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (g)(h)(m)	1,097,758	1,000,507
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(h)(m)	864,602	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(h)(m)	373,000	0
Prairie ECI Acquiror LP 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/11/26 (h)(m)(n)	685,000	661,991
		6,853,788
FINANCIALS - 0.4%
Insurance - 0.4%
Asurion LLC Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.3214% 1/20/29 (g)(h)(m)	9,130,000	6,992,028
HUB International Ltd. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.326% 4/25/25 (g)(h)(m)	321,406	315,071
		7,307,099
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.8236% 12/13/26 (g)(h)(m)	54,443	51,040
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.4106% 2/15/29 (g)(h)(m)	1,241,020	1,130,569
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (h)(m)(o)	210,870	192,102
		1,322,671
TOTAL HEALTH CARE		1,373,711
INDUSTRIALS - 0.6%
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9926% 4/20/28 (g)(h)(m)	915,000	908,632
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 8.7771% 7/2/27 (g)(h)(m)	959,500	985,886
		1,894,518
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (g)(h)(m)	970,175	702,339
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.3287% 12/21/28 (g)(h)(m)	1	1
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4% 1/31/29 (g)(h)(m)	1	1
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4% 12/21/28 (g)(h)(m)	1	1
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.493% 6/21/24 (g)(h)(m)	1,506,029	1,324,763
Intrado Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (g)(h)(m)	5,165,348	4,730,580
		6,055,346
Professional Services - 0.1%
CoreLogic, Inc. 2LN, term loan 0% 4/13/29 (g)(m)	755,000	512,456
Nielsen Holdings PLC 2LN, term loan 3 month U.S. LIBOR + 0.000% 10/11/29 (c)(h)(m)(n)	415,000	402,157
		914,613
TOTAL INDUSTRIALS		9,566,816
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.3214% 4/4/26 (g)(h)(m)	437,449	419,815
IT Services - 0.2%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10.75% 5/31/25 (g)(h)(m)	3,708,841	2,188,216
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.0714% 8/27/25 (g)(h)(m)	174,466	173,002
		2,361,218
Software - 0.7%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 9.8214% 12/10/29 (g)(h)(m)	1,630,000	1,381,425
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/10/28 (g)(h)(m)	1,255,057	1,185,678
BMC Software, Inc. Tranche B 2LN, term loan 1 month U.S. LIBOR + 5.500% 3/23/26 (h)(m)(n)	380,000	348,582
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1123% 7/6/29 (g)(h)(m)	130,000	128,331
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (g)(h)(m)	1,175,000	898,147
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.8707% 6/13/24 (g)(h)(m)	905,672	817,578
Proofpoint, Inc. 2LN, term loan 0% 5/27/29 (g)(m)	520,000	496,600
RealPage, Inc. 2LN, term loan 1 month U.S. LIBOR + 0.000% 2/17/29 (h)(m)(n)	750,000	717,660
Skillsoft Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7/16/28 (h)(m)(n)	1,905,488	1,572,028
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (g)(h)(m)	1,526,206	1,472,147
2LN, term loan 1 month U.S. LIBOR + 5.250% 8.9983% 5/3/27 (g)(h)(m)	2,784,807	2,548,099
		11,566,275
TOTAL INFORMATION TECHNOLOGY		14,347,308
MATERIALS - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.3581% 5/7/25 (c)(g)(h)(m)	1,033,621	981,940
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 10/4/29 (h)(m)(n)	340,000	309,655
TPC Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 0.100% 5/31/23 (c)(h)(m)(n)	277,532	277,532
		1,569,127
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.0037% 4/13/29 (g)(h)(m)	463,838	447,149
TOTAL MATERIALS		2,016,276
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.8365% 8/1/25 (g)(h)(m)	225,000	223,243
Heritage Power LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6/28/26 (h)(m)(n)	1,651,509	555,320
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.8125% 6/23/25 (g)(h)(m)	888,236	873,615
		1,652,178
TOTAL BANK LOAN OBLIGATIONS (Cost $61,328,368)		52,085,940

Fixed-Income Funds - 52.2%
	Shares	Value ($)
High Yield Fixed-Income Funds - 52.2%
Artisan High Income Fund Investor Shares	26,032,767	224,662,737
BlackRock High Yield Bond Portfolio Class K	21,872,409	146,982,587
Eaton Vance Income Fund of Boston Class A	22,467,003	110,762,325
Fidelity Capital & Income Fund (p)	16,731,025	155,431,224
MainStay High Yield Corporate Bond Fund Class A	28,890,581	142,719,472
Vanguard High-Yield Corporate Fund Admiral Shares	21,116,184	109,804,157

TOTAL FIXED-INCOME FUNDS (Cost $901,163,383)		890,362,502

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (g)(q)	700,000	700,140
FINANCIALS - 0.0%
Banks - 0.0%
Citigroup, Inc. 3.875% (g)(q)	25,000	20,859
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.:
7% (d)(g)(q)	1,775,000	1,587,602
8% (d)(g)(q)	3,520,000	3,343,406
		4,931,008
Multi-Utilities - 0.0%
NiSource, Inc. 5.65% (g)(q)	470,000	437,100
TOTAL UTILITIES		5,368,108
TOTAL PREFERRED SECURITIES (Cost $6,247,325)		6,089,107

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (r)	2,376,206	2,376,681
State Street Institutional U.S. Government Money Market Fund Premier Class 3.66% (s)	17,369,334	17,369,334
TOTAL MONEY MARKET FUNDS (Cost $19,745,868)		19,746,015

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $1,815,758,325)	1,690,040,547
NET OTHER ASSETS (LIABILITIES) - 0.9%	15,741,984
NET ASSETS - 100.0%	1,705,782,531

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	190	Mar 2023	21,565,000	151,106	151,106
CBOT 2-Year U.S. Treasury Note Contracts (United States)	112	Mar 2023	23,000,250	52,071	52,071
CBOT 5-Year U.S. Treasury Note Contracts (United States)	10	Dec 2022	1,082,266	6,550	6,550
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	Mar 2023	508,000	4,502	4,502
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	Mar 2023	136,281	543	543

TOTAL PURCHASED					214,772

Sold

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	10	Dec 2022	1,082,266	(3,145)	(3,145)

TOTAL FUTURES CONTRACTS					211,627
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	216,361	GBP	180,405	HSBC Bank	12/02/22	(1,072)
GBP	180,405	USD	216,734	HSBC Bank	1/20/23	1,079
USD	956,780	GBP	847,154	Barclays Bank PLC	1/20/23	(66,037)
USD	51,969	GBP	44,000	HSBC Bank	1/20/23	(1,154)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(67,184)

Unrealized Appreciation						1,079
Unrealized Depreciation						(68,263)
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. HY Series 39		Dec 2027	ICE	(5%)	Quarterly	24,975,000	(1,684,656)	0	(1,684,656)

Sell Protection
5-Year CDX N.A. HY Series 38	NR	Jun 2027	ICE	5%	Quarterly	1,516,680	83,229	0	83,229
Community Health Systems, Inc.	Caa2	Dec 2026	ICE	5%	Quarterly	484,000	(212,649)	0	(212,649)

TOTAL SELL PROTECTION							(129,420)	0	(129,420)
TOTAL CREDIT DEFAULT SWAPS							(1,814,076)	0	(1,814,076)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,638,893 or 0.4% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $536,906,047 or 31.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,164,655.
(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,810,746.
(l)	Non-income producing
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	The coupon rate will be determined upon settlement of the loan after period end.
(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $210,870 and $192,102, respectively.

(p)	Affiliated Fund
(q)	Security is perpetual in nature with no stated maturity date.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	368,047

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	635,565

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,012,831	259,079,507	257,715,657	125,632	-	-	2,376,681	0.0%
Total	1,012,831	259,079,507	257,715,657	125,632	-	-	2,376,681

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Capital & Income Fund	504,966,112	21,655,373	324,010,619	21,652,880	(5,642,261)	(41,537,381)	155,431,224
	504,966,112	21,655,373	324,010,619	21,652,880	(5,642,261)	(41,537,381)	155,431,224

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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